RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of a 10% increase of DKK and EUR:
Changes in profit before tax	$ (2.5)	$ (1.7)	$ (2.8)
Changes in equity	$ (2.5)	$ (1.7)	$ (2.8)